CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Sep. 30, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 296,619	$ 71,393
Prepaid expense and other current assets	135,196	61,654
Inventory	252,466	52,279
Total Current Assets	684,281	185,326
Property and equipment, net of accumulated depreciation of $128,748 and $63,470, respectively	577,883	588,067
Exploration property	1,864,608	1,864,608
Restricted cash	74,504	74,499
Deposits	22,440	22,440
Total Assets	3,223,716	2,734,940
CURRENT LIABILITIES:
Accounts payable	224,079	251,834
Notes payable, net of unamortized discounts of $1,769 and $77,157, respectively	857,219	1,168,187
Note payable, related party net of unamortized discounts of $0 and $4,438, respectively	30,000	25,562
Accrued compensation - related parties	500,000	228,975
Accrued liabilities	407,332	592,764
Total Current Liabilities	2,018,630	2,267,322
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 51 and 51 shares issued and outstanding, respectively	0	0
Common stock, $0.001 par value; 400,000,000 shares authorized; 366,254,777 and 285,398,000 shares issued and outstanding, respectively	366,255	285,398
Additional paid-in capital	212,865,439	207,701,091
Accumulated deficit	(212,026,608)	(207,518,871)
Total Stockholders' Equity	1,205,086	467,618
Total Liabilities and Stockholders' Equity	$ 3,223,716	$ 2,734,940